Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	$ 15,498	$ 17,849
Balance at the end of the year	16,057	15,498
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	35,385	35,913
Additions	2,744	2,199
Disposals / write-offs	(2,323)	(1,108)
Reclassifications	(107)	(94)
Foreign currency translation	2,769	(1,525)
Balance at the end of the year	38,468	35,385
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	19,887	18,064
Depreciation	3,339	3,605
Impairment	69	52
Disposals / write-offs	(2,318)	(1,105)
Reclassifications	(45)	20
Foreign currency translation	1,479	(749)
Balance at the end of the year	22,411	19,887
Accumulated depreciation | Global Wealth Management
Disclosure Of Property Equipment Software [Line Items]
Impairment	6
Accumulated depreciation | Group Items
Disclosure Of Property Equipment Software [Line Items]
Impairment	61
Accumulated depreciation | Non-core and Legacy
Disclosure Of Property Equipment Software [Line Items]
Impairment	1
Owned properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	6,582
Balance at the end of the year	7,096	6,582
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	15,721
Additions	303
Disposals / write-offs	(1,411)
Reclassifications	300
Foreign currency translation	1,660
Balance at the end of the year	16,573	15,721
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	9,139
Depreciation	872
Impairment	6
Disposals / write-offs	(1,408)
Reclassifications	(45)
Foreign currency translation	913
Balance at the end of the year	9,477	9,139
Leased properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	3,255
Balance at the end of the year	3,083	3,255
Cash outflows on lease	947	1,138
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	6,467
Additions	366
Disposals / write-offs	(441)
Reclassifications	0
Foreign currency translation	375
Balance at the end of the year	6,767	6,467
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	3,212
Depreciation	733
Impairment	1
Disposals / write-offs	(441)
Reclassifications	0
Foreign currency translation	179
Balance at the end of the year	3,684	3,212
Software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,884
Balance at the end of the year	4,858	4,884
Software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	12,421
Additions	48
Disposals / write-offs	(470)
Reclassifications	1,487
Foreign currency translation	622
Balance at the end of the year	14,107	12,421
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	7,536
Depreciation	1,734
Impairment	63
Disposals / write-offs	(470)
Reclassifications	0
Foreign currency translation	386
Balance at the end of the year	9,249	7,536
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	776
Balance at the end of the year	1,020	776
Internally generated software in progress	485
Own use properties in progress	535
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	776
Additions	2,028
Disposals / write-offs	(1)
Reclassifications	(1,895)
Foreign currency translation	113
Balance at the end of the year	$ 1,020	$ 776